SUPPLEMENTAL INFORMATION (Details) (Golden Ocean Group Limited [Member], USD $) In Thousands, except Share data, unless otherwise specified			12 Months Ended
	Jul. 16, 2010 Golden Future [Member]	Oct. 27, 2010 Golden Zhejiang [Member]	Dec. 31, 2010 Capesize Vessels [Member] carrier	Dec. 31, 2010 Capesize Vessels [Member] vessel
Purchase of vessels			2	2
Payments to acquire vessels	$ 47,000	$ 47,000
Value of shares issued as consideration of purchase of vessel	$ 25,000	$ 18,500
Number of shares issued as consideration of purchase of vessel	1,464,515	973,684